Summary of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Inventory and other reserves		$ (2)	$ 313
Prepaid taxes, insurance and service contracts		5,536	3,826
Other		3,176	2,559
Valuation allowance		(6,786)	(4,727)
Current net deferred tax assets	1,924	1,924	1,971
Non-current deferred tax assets (liabilities):
Capital leases		11,441	10,091
Property and equipment depreciation		(2,544)	755
Goodwill and intangible assets		(12,335)	(13,938)
Federal and state net operating loss carryforwards and federal credits		26,179	19,308
Valuation allowance		(31,247)	(21,299)
Other		2,880	774
Non-current net deferred tax liabilities	(6,808)	(5,626)	(4,309)
Net deferred tax liabilities		$ (3,702)	$ (2,338)